Disposal of assets and other transactions (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Contingent assets at the ending	$ 6,887
Assets recognized	353
Assets recognized in previous periods	2,312
Contingent assets at the beginning	$ 4,217
Transaction Contingent Assets One [Member]
IfrsStatementLineItems [Line Items]
Closing date	April 2022
Contingent assets at the ending	$ 5,263
Assets recognized	242
Assets recognized in previous periods	1,272
Contingent assets at the beginning	$ 3,744
Transaction Contingent Assets Two [Member]
IfrsStatementLineItems [Line Items]
Closing date	December 2019
Contingent assets at the ending	$ 62
Assets recognized in previous periods	58
Contingent assets at the beginning	$ 4
Transaction Contingent Assets Three [Member]
IfrsStatementLineItems [Line Items]
Closing date	July 2020
Contingent assets at the ending	$ 650
Assets recognized	55
Assets recognized in previous periods	303
Contingent assets at the beginning	$ 292
Transaction Contingent Assets Four [Member]
IfrsStatementLineItems [Line Items]
Closing date	November 2020
Contingent assets at the ending	$ 285
Assets recognized	18
Assets recognized in previous periods	253
Contingent assets at the beginning	$ 14
Transaction Contingent Assets Five [Member]
IfrsStatementLineItems [Line Items]
Closing date	December 2021
Contingent assets at the ending	$ 118
Assets recognized in previous periods	106
Contingent assets at the beginning	$ 12
Transaction Contingent Assets Six [Member]
IfrsStatementLineItems [Line Items]
Closing date	August 2022
Contingent assets at the ending	$ 43
Assets recognized	16
Assets recognized in previous periods	10
Contingent assets at the beginning	$ 17
Transaction Contingent Assets Seven [Member]
IfrsStatementLineItems [Line Items]
Closing date	December 2022
Contingent assets at the ending	$ 90
Assets recognized	22
Assets recognized in previous periods	32
Contingent assets at the beginning	$ 36
Transaction Contingent Assets Eighth [Member]
IfrsStatementLineItems [Line Items]
Closing date	January 2023
Contingent assets at the ending	$ 250
Assets recognized in previous periods	225
Contingent assets at the beginning	$ 25
Transaction Contingent Assets Nine [Member]
IfrsStatementLineItems [Line Items]
Closing date	April 2023
Contingent assets at the ending	$ 66
Assets recognized in previous periods	33
Contingent assets at the beginning	$ 33
Transaction Contingent Assets Ten [Member]
IfrsStatementLineItems [Line Items]
Closing date	August 2023
Contingent assets at the ending	$ 60
Assets recognized in previous periods	20
Contingent assets at the beginning	$ 40